Lease Income (Operating Lease) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Lessor, Lease, Description [Line Items]
Gains on sales of operating lease assets			¥ 31,577	¥ 26,238
Real Estate Asset
Lessor, Lease, Description [Line Items]
Gains on sales of operating lease assets	¥ 2,766	¥ 7,475	12,487	15,440
Operating Lease Assets Other than Real Estate
Lessor, Lease, Description [Line Items]
Gains on sales of operating lease assets	¥ 9,320	¥ 5,731	¥ 19,090	¥ 10,798